Other assets (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Other Assets Table Text Block
(In thousands)	2012	2011
Net deferred tax assets (net of valuation allowance)	$541,499	$429,691
Investments under the equity method	246,776	313,152
Bank-owned life insurance program	233,475	238,077
Prepaid FDIC insurance assessment	27,533	58,082
Prepaid taxes	88,360	17,441
Other prepaid expenses	60,626	59,894
Derivative assets	41,925	61,886
Trades receivables from brokers and counterparties	137,542	69,535
Others	191,842	214,635
Total other assets	$1,569,578	$1,462,393